Consolidated Statements of Financial Position (Unaudited) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	£ 20	£ 91
Intangible assets	6,011	5,645
Total Non-Current Assets	6,031	5,736
Current assets
Trade and other receivables	2,935	3,786
Taxation	525	123
Cash and cash equivalents	3,230	8,534
Total Current Assets	6,690	12,443
Total assets	12,721	18,179
Non-current liabilities
Deferred consideration	331	645
Borrowings
Total Non-Current Liabilities	331	645
Current liabilities
Trade and other payables	1,636	2,590
Deferred consideration	609	563
Borrowings		61
Derivative financial liability	532	2,915
Total current Liabilities	2,777	6,129
Total liabilities	3,108	6,774
Issued capital and reserves attributable to owners of the parent
Share capital	14,246	14,099
Share premium	99,790	98,923
Merger reserve	53,003	53,003
Warrant reserve	174	1,185
Foreign exchange reserve		3
Accumulated deficit	(157,600)	(155,808)
Total equity	9,613	11,405
Total equity and liabilities	£ 12,721	£ 18,179